Schedule of lease amount recognized in the consolidated balance sheet (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Leases
Right-of-use assets			$ 123,881
Current			123,881
Lease liabilities			$ 123,881